Other Loans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Opening balance	$ 2,060.1
Loans advanced	463.9		3,177.7		936.3
Loans repaid	(591.8)		(2,971.3)		(975.9)
Closing balance	1,910.9		2,060.1
Other loans
Debt Instrument [Line Items]
Opening balance	46.5	[1]	492.4
Spin-off of Sibanye Gold			(531.4)
Translation	(7.3)		(5.9)
Closing balance	86.8	[1]	46.5	[1]
Other loans | Continuing operations
Debt Instrument [Line Items]
Loans advanced	345.4		2,094.2
Loans repaid	(297.8)		(2,041.8)
Other loans | Discontinued operations
Debt Instrument [Line Items]
Loans advanced			542.4
Loans repaid			$ (503.4)

[1]	Other loans Short-term rand credit facilities: The Group utilized uncommitted loan facilities from some of the major banks to fund the capital expenditure and working capital requirements of the South African operations. The total draw downs for continuing operations were $299.2 million in fiscal year ended December 31, 2014 (fiscal 2013: $2,094.2 million) and for discontinued operations $nil in fiscal year ended December 31, 2014 (fiscal 2013: $25.4 million). Total repayments for continuing operations were $276.2 million in fiscal year ended December 31, 2014 (fiscal 2013: $2,041.8 million) and for discontinued operations $nil in fiscal year ended December 31, 2014 (fiscal 2013: $164.0 million). During 2013, these facilities were primarily utilized to recapitalize Sibanye Gold as part of the spin-off. These facilities have no fixed terms, are short-term in nature and interest rates are market related. Borrowings under these facilities are guaranteed by Gold Fields Limited. On February 18, 2013, the outstanding borrowings of Sibanye Gold amounting to $142.4 million were refinanced by drawing down under the Rand bridge loan facilities as detailed below. The outstanding borrowings of Gold Fields under these facilities at December 31, 2014 were $65.2 million (December 31, 2013: $46.5 million). R3.5 billion long-term revolving credit facilities: Sibanye Gold and GFO, or the borrowers entered into various revolving credit facilities with some of the major banks with tenors between three and five years. The purpose of the facilities was to finance capital expenditure, general corporate and working capital requirements and to refinance existing borrowings. The outstanding borrowings of Sibanye Gold under these facilities at December 31, 2012 were US$350.0 million. On February 18, 2013, these facilities were refinanced by drawing down under the Rand bridge loan facilities as detailed below and were also cancelled on February 18, 2013. R1.0 billion long-term revolving credit facilities: GFO and GFIJVH, or the Borrowers entered into various revolving credit facilities with some of the major banks with three year tenors. The purpose of the facilities is to finance capital expenditure, general corporate and working capital requirements. The Borrowers are required to pay a commitment fee of between 1% and 1.05% per annum on the undrawn and uncancelled amounts of the facilities, calculated and payable semi-annually in arrears. In summary the facilities are: - a R500.0 million ($43.3 million) Rand Merchant Bank revolving credit facility entered into on June 19, 2013 and maturing on June 20, 2016 at JIBAR plus 2.5%; - a R500.0 million ($43.3 million) Standard Bank revolving credit facility entered into on December 20, 2013 and maturing on December 21, 2016 at JIBAR plus 2.75%; Borrowings under these facilities are guaranteed by Gold Fields, GFO, GFH, Orogen and GFIJVH. These facilities were unutilised during the year ended December 31, 2013. During the year ended December 31, 2014, each of GFO and GFIJVH drew down US$23.1 million (R250.0 million) under the R500.0 million Rand Merchant Bank facility. On December 12, 2014, each of GFO and GFIJVH repaid US$10.8 million (R125.0 million), under the R500.0 million Rand Merchant Bank facility. The outstanding balance under the facilities at December 31, 2014 was US$21.6 million (R250.0 million). Rand bridge loan facilities: On November 28, 2012, Sibanye Gold entered into a R6.0 billion term loan and revolving credit facilities to refinance Sibanye Gold's debt as detailed above under the other rand long-term revolving credit facilities and the other rand short-term credit facilities on spin-off of Sibanye Gold, with the balance of the Rand bridge loan facilities to be used to fund Sibanye Gold's ongoing capital expenditure, working capital and general corporate expenditure requirements. The facility was undrawn at December 31, 2012. On February 18, 2013, the date of spin-off, the rand revolving credit facilities and the short-term rand credit facilities were refinanced by Sibanye Gold drawing down under this facility. Following the unbundling of Sibanye Gold in 2013, the Group has no access to this facility. Summary of other loans December 31, 2014 December 31, 2013 Opening balance 46.5 492.4 Loans advanced - continuing operations 345.4 2,094.2 - discontinued operations - 542.4 Loans repaid - continuing operations (297.8) (2,041.8) - discontinued operations - (503.4) Spin-off of Sibanye Gold - (531.4) Translation (7.3) (5.9) Closing balance 86.8 46.5 Debt maturity ladder The combined aggregate maturities of short and long-term loans for each of the next five years at December 31, 2014 and December 31, 2013 is tabulated below: Maturity December 31, 2014 December 31, 2013 1 year 140.2 121.5 2 years 21.6 750.0 3 years 628.0 - 4 years 129.8 53.5 5 years and thereafter 991.3 1,135.1 1,910.9 2,060.1 At December 31, 2014, the Group was in compliance with its debt covenants.